Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Revenue	$ 15,427,409	$ 6,023,160
Operating expenses:
Cost of revenues	(4,327,360)	(3,803,868)
General and administrative expenses	(7,485,048)	(6,687,675)
Selling and marketing expenses	(2,043,056)	(1,248,304)
Research and development expenses	(1,016,492)	(631,432)
Other expenses	(4,709,626)	(1,560,341)
Other income	500,526	157,871
Total operating expenses	(19,081,056)	(13,773,749)
Loss from operations	(3,653,647)	(7,750,589)
Financial expense	(4,147,234)	(2,914,505)
Financial income	374,315	595,830
Loss before income tax expense	(7,426,566)	(10,069,264)
Income tax expense
Net loss	(7,426,566)	(10,069,264)
Net loss attributable to stockholders	$ (7,426,566)	$ (10,069,264)
Net loss per share
Weighted average shares used to compute basic net loss per share (in Shares)	86,042,726	70,003,886
Weighted average shares used to compute diluted net loss per share (in Shares)	86,042,726	70,003,886
Net loss per common share – basic (in Dollars per share)	$ (0.09)	$ (0.14)
Net loss per common share – diluted (in Dollars per share)	$ (0.09)	$ (0.14)
Other comprehensive loss
Total comprehensive loss	$ (7,426,566)	$ (10,069,264)